Equity and Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
		Aug. 28, 2020 USD ($) $ / shares shares	Jun. 22, 2018 USD ($) Employee shares	Oct. 31, 2020 USD ($) shares	Nov. 02, 2019 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Nov. 02, 2019 USD ($) shares	Feb. 01, 2020 USD ($) $ / shares shares	Feb. 02, 2019 USD ($) $ / shares shares	Feb. 03, 2018 USD ($) $ / shares shares	Oct. 01, 2020 shares	Aug. 01, 2020 shares	May 02, 2020 shares	Aug. 03, 2019 shares	May 04, 2019 shares	Jan. 28, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partners' equity membership units, authorized (in shares)					72,468,164		72,468,164	72,468,164
Partners' equity membership units, issued (in shares)					72,468,164		72,468,164	72,468,164
Partners' equity membership units, outstanding (in shares)	[1]				72,468,164		72,468,164	72,468,164	72,473,000			72,478,000	72,474,000	72,491,000	72,473,000
Equity compensation expense | $				$ 23,400	$ 1,400	$ 27,000	$ 5,900
Distribution | $		$ 257,000				257,000
Distributions to unitholders (in dollars per share) | $ / shares		$ 1.1257
Distributions to unitholders after conversion (in dollars per share) | $ / shares		$ 3.5460
Cash used for distributions | $		$ 248,000
Share-based award payments payable | $				12,100		12,100
Exercise Price Range, One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price reduction (in dollars pershare) | $ / shares		$ 0.89
Unit options (in shares)		3,107,301
Exercise Price Range, Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price reduction (in dollars pershare) | $ / shares		$ 3.53
Unit options (in shares)		554,474
New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partners' equity membership units, authorized (in shares)								228,274,749	228,289,163
Partners' equity membership units, issued (in shares)								228,274,749	228,289,163
Partners' equity membership units, outstanding (in shares)								228,274,749	228,289,163	228,022,835						227,813,949
Equity compensation expense | $			$ 700					$ 7,900	$ 4,600	$ 4,600
Number of repricing affected employees | Employee			184
Repricing affected options			6,909,475
Unrecognized compensation cost | $								$ 16,700
Unrecognized compensation cost, weighted average life								2 years 8 months 12 days
Distribution | $		$ 257,000						$ 257,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense | $				$ 19,900		$ 19,900
Restricted units, granted (in shares)		159,362
Restricted Stock Units | New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of Restricted Units vested | $								$ 300	$ 200	$ 200
Restricted units, granted (in shares)								180,610	2,769,316	29,022
Restricted units, weighted average grant date fair value (in usd per share) | $ / shares								$ 5.26	$ 5.34	$ 6.03
Unit Options | Exercise Price Range, One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price reduction (in dollars pershare) | $ / shares		$ 0.28
Unit options (in shares)		9,788,000
Unit Options | Exercise Price Range, Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price reduction (in dollars pershare) | $ / shares		$ 1.12
Unit options (in shares)		1,746,594
Liquidity Event Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, weighted average life						2 years 1 month 6 days
Restricted units, granted (in shares)		50,590				1,185,474
Restricted units, weighted average grant date fair value (in usd per share) | $ / shares						$ 17.99
Liquidity Event Restricted Units | New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense | $								$ 10,200
Restricted units, granted (in shares)								3,291,162
Restricted units, weighted average grant date fair value (in usd per share) | $ / shares								$ 5.51
Vesting description								The Company's outstanding and unvested Liquidity Event Restricted Units typically vest either (i) over a four-year period at rates of 30%, 30%, 20% and 20% per anniversary of the Liquidity Event Restricted Unit holder's employment start date, so long as the Company completes an initial public offering prior to the fifth anniversary of their grant date, or (ii) immediately at a rate of 100%, upon the completion of certain Company change of control transactions, so long as the Company completes such change of control transaction prior to the fifth anniversary of their grant date.
Vesting Period								4 years
Liquidity Event Restricted Units | New Academy Holding Company, LLC | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								30.00%
Liquidity Event Restricted Units | New Academy Holding Company, LLC | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								30.00%
Liquidity Event Restricted Units | New Academy Holding Company, LLC | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								20.00%
Liquidity Event Restricted Units | New Academy Holding Company, LLC | Liquidity Event Restricted Units Vesting Year Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								20.00%
Liquidity Event Restricted Units | New Academy Holding Company, LLC | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								100.00%
Unit Options And Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense | $						$ 20,700
Service Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, weighted average life						4 months 24 days
Restricted units, granted (in shares)						11,564
Restricted units, weighted average grant date fair value (in usd per share) | $ / shares						$ 17.30
Service Restricted Units | New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units, granted (in shares)								38,024
Restricted units, weighted average grant date fair value (in usd per share) | $ / shares								$ 5.26
Vesting percentage								100.00%
Vesting description								The Company's outstanding and unvested Service Restricted Units typically vest 100% on the six-month or one-year anniversary of their grant date.
2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)											5,150,000
Authorized for grant (in shares)				4,996,703		4,996,703
Available for grant (in shares)				4,996,703		4,996,703
2011 Unit Incentive Plan | New Academy Holding Company, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)								33,948,085
Authorized for grant (in shares)								2,051,547
Available for grant (in shares)								2,051,547

[1]	See Retrospective Presentation of Ownership Exchange in Note 2.